Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) director	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operations
Costs and allocated expenses from SINA		$ 47,178	$ 38,270	$ 43,011
Interest-free loans to the VIE's shareholders		84,800	92,000
VIEs and VIEs' subsidiaries accumulated deficit		(150,800)	(132,500)
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		2,690,768	2,423,703
Short-term investments		480,428	711,062
Accounts receivable		502,443	723,089
Prepaid expenses and other current assets		391,502	450,726
Property and equipment, net		249,553	68,396
Operating lease assets		190,368	60,519
Intangible assets, net		124,856
Goodwill		120,151	130,405	61,712	$ 28,989
Long-term investments		993,630	1,207,651	1,179,466	1,027,459
Other non-current assets		30,269	11,558
Total assets		7,129,454	7,519,522
Accounts payable		161,029	197,643
Accrued and other liabilities		913,984	821,033
Income taxes payable		55,282	144,747
Deferred revenues		79,949	91,136
Operating lease liability		65,404
Deferred tax liability		41,694	66,903
Other non-current liabilities			15,123
Total liabilities		3,738,914	3,831,502
Redeemable non-controlling interests		14,495	27,577
Total shareholders' equity		3,344,745	3,621,398	2,828,616	$ 2,281,819
Total liabilities, redeemable non-controlling interests and shareholders' equity		7,129,454	7,519,522
Results of operations of the VIEs and their subsidiaries
Net revenues (no revenues from entities within the Group)		1,836,332	2,257,083	1,689,931
Net loss		85,555	428,319	313,364
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		564,104	814,020	741,646
Net cash used in investing activities		(33,014)	(423,960)	(1,214,315)
Net cash provided by financing activities		(91,141)	189,442	741,963
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 228,000	241,400
Term of loan agreements		10 years
Term of trademark license agreements		1 year
Service fees revenue charged to VIE		$ 745,100	1,026,200	766,800
Weimeng
Contractual Arrangements with the VIE
Equity interest (in percentage)		99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Operations
Costs and allocated expenses from SINA		$ 4,200	3,400	8,700
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		657,578	183,543
Short-term investments		53,822	110,472
Accounts receivable		467,083	650,278
Prepaid expenses and other current assets		179,516	160,722
Amount due from SINA		17,908	36,211
Property and equipment, net		1,641	1,812
Operating lease assets		25,776	28,049
Intangible assets, net		124,856	166,930
Goodwill		120,151	130,405
Long-term investments		327,423	439,922
Other non-current assets		295,500	352,008
Total assets		2,271,254	2,260,352
Accounts payable		97,269	129,498
Accrued and other liabilities		405,979	480,866
Income taxes payable		25,055	41,882
Deferred revenues		45,433	57,348
Amount due to the subsidiaries of the Group		1,676,499	1,462,242
Operating lease liability		26,756	28,022
Deferred tax liability		28,665	39,637
Other non-current liabilities			15,122
Total liabilities		2,305,656	2,254,617
Redeemable non-controlling interests		45,795	66,622
Total shareholders' equity		(80,197)	(60,887)
Total liabilities, redeemable non-controlling interests and shareholders' equity		2,271,254	2,260,352
Results of operations of the VIEs and their subsidiaries
Net revenues (no revenues from entities within the Group)		1,540,585	1,821,294	1,319,080
Net loss		(18,356)	(36,406)	(129,126)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		(136,442)	335,940	157,262
Net cash used in investing activities		410,164	(583,397)	(272,958)
Net cash provided by financing activities		$ 226,938	156,997	290,234
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
Revision of prior period error correction adjustment | Consolidated VIEs
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities			145,600
Costs of revenues
Operations
Costs and allocated expenses from SINA		$ 17,255	14,749	19,462
Sales and marketing
Operations
Costs and allocated expenses from SINA		1,953	3,319	5,966
Product development
Operations
Costs and allocated expenses from SINA		12,192	10,083	10,505
General and administrative
Operations
Costs and allocated expenses from SINA		$ 15,778	$ 10,119	$ 7,078